Major commitments and contingencies (Details) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
A. Leases
Capital leases description	The Company has operating and capital leases, mainly for locomotives, freight cars and intermodal equipment. Of the capital leases, many provide the option to purchase the leased items at fixed values during or at the end of the lease term.
Operating Leases, Future Minimum Payments Due [Abstract]
2015	155
2016	116
2017	94
2018	77
2019	56
2020 and thereafter	214
Total Operating Leases, Future Minimum Payments Due	712
Capital Leases, Future Minimum Payments Due [Abstract]
2015	107
2016	343
2017	164
2018	15
2019	15
2020 and thereafter	171
Total Capital Leases, Future Minimum Payments Due	815
Less: [Abstract]
Imputed interest on capital leases at rates ranging from approximately 0.7% to 8.5%	145	209
Present value of minimum lease payments included in debt	670
Description of operating lease agreements	The Company has operating and capital leases, mainly for locomotives, freight cars and intermodal equipment. Of the capital leases, many provide the option to purchase the leased items at fixed values during or at the end of the lease term Minimum rental payments for operating leases having initial non-cancelable lease terms of more than one year The Company also has operating lease agreements for its automotive fleet with one-year non-cancelable terms for which its practice is to renew monthly thereafter
Term of automotive fleet operating lease agreements (in years)	1
Estimated annual rental payments for automotive fleet operating leases	25
General period in which automotive fleet operating leases are extended (in years)	5
Annual rent expense for all operating leases	201	179	162